Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Current assets
Cash	$ 24,713	$ 583,119
Accounts receivable	2,786	1,488
Sales tax receivable	4,317	12,310
Inventories	19,695
Prepaid expenses	25,908	105,539
Due from related parties	2,500	25,070
Total current assets	79,919	727,526
Non-current assets
Equipment	66,818	12,464
Right-of-use asset	114,648
Total assets	261,385	739,990
Current liabilities
Accounts payable	242,278	217,023
Lease liability	34,105
Due to related parties	46,355	10,035
Total current liabilities	322,738	227,058
Non-current liabilities
Lease liability	90,735
Total liabilities	413,473	227,058
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	7,376,763	5,676,498
Shares to be issued		22,811
Contributed surplus	1,298,487	736,271
Accumulated other comprehensive income	65,790	46,244
Deficit	(8,893,128)	(5,968,892)
Total shareholders' equity (deficit)	(152,088)	512,932
Total liabilities and shareholders' equity (deficit)	$ 261,385	$ 739,990